Securities, 424I - Securities, 424I: 1	3 Months Ended
Mar. 31, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Shares of Common Stock, $0.0001 par value per share
Fee Rate	0.00015%
Amount of Registration Fee	$ 1,608